Financial Instruments - Fair Values and Risk Management - Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 116,629	€ 110,699
Total financial liabilities	211,179	232,083
Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	211,113	231,392
Financial liabilities measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	66	691
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	66	691
Long-term borrowings [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	17,289	17,439
Lease liabilities [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	51,849	57,138
Bank Overdrafts and Short Term Borrowings [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	29,254	36,147
Trade Accounts Payable [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	78,399	89,215
Other Accounts Payable [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	34,322	31,453
Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	115,704	110,603
Financial assets measured at amortised cost, class [member] | Other Non Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	5,894	4,854
Financial assets measured at amortised cost, class [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	39,056	41,259
Financial assets measured at amortised cost, class [member] | Other Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	16,279	11,018
Financial assets measured at amortised cost, class [member] | Cash and Cash Equivalent [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	54,475	53,472
Financial assets measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	925	96
Financial assets measured at fair value through profit or loss, category [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 925	€ 96